STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 6 – STOCK BASED COMPENSATION

Stock Options:

The following table summarizes stock option activity of the Company for the six months ended October 31, 2022:

	Stock Options Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Options	Price	Life (Years)	Value
Outstanding, April 30, 2022	1,200,000	$0.05	2.21	$-
Outstanding, October 31, 2022	1,200,000	$0.05	1.70	$-
Exercisable, October 31, 2022	1,200,000	$0.05	1.70	$-

Stock Warrants:

Effective May 8, 2022, 1,500,000 warrants issued in relation to an original $150,000 convertible secured promissory noted issued May 2019 expired unexercised.

On May 23, 2022, in relation to a $560,000 Convertible Secured Promissory Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.025 per share. See Note 4 – Debt.

Effective July 29, 2022, a warrant holder related to the issuance of senior secured promissory notes, provided notice of a cashless exercise of 137,931,115 warrants at a reduced price of $0.0058 per share, based upon the Company issuing securities at this price previously. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options). See Note 4 – Debt.

As a result of the July 29, 2022 notice from the warrant holder discussed above, the total number of warrants outstanding from convertible secured promissory notes dated November 24, 2021, April 18, 2022 and May 23, 2022 were adjusted. As a result, the adjustment was from a combined total of 80,956,000 warrants to 475,596,634 warrants or an increase of 394,640,634 warrants.

From July 29, 2022 to August 22, 2022, a warrant holder exercised 106,102,137 cashless warrants at the reduced price of $0.0058 per share.

Effective August 22, 2022, the Company granted the Chief Financial Officer warrants to purchase 500,000 shares of the Company’s $0.001 par value common stock at an exercise price of $0.03 per share and a three (3) year term. See Note 5 – Stock and Note 7 – Related Party Transactions.

From September 1, 2022 to September 6, 2022, the Company signed two identical Common Stock Purchase Agreements whereby subject to the terms and conditions set forth, the Company will sell to the two Investors up to a combined Five Million Dollars ($5,000,000) of registered common stock, $0.001 par value per share (the “Common Stock”). This represents a potential $2,500,000 for each investor. Both Common Stock Purchase Agreements provide for the issuance of 83,333,333 warrants (166,666,666 combined) to purchase shares of Common Stock with an exercise price of $0.003 per share and a five (5) year exercise period. See Note 5 – Stock.

On September 1, 2022, in relation to a $50,000 Convertible Secured Promissory Note, the Company issued the lender two warrants, (1) non-cancellable three (5) year term to acquire 30,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share and (2) cancellable five (5) year term to acquire 47,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share. The 47,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.

Effective September 15, 2022, a warrant holder provided notice of a cashless exercise of 37,454,540 warrants at a reduced price of $0.0007 per share, based upon the exercise price of a new warrant issued with debt. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options).

As a result of the September 15, 2022 notice from the warrant holder discussed above, the total number of warrants outstanding from convertible secured promissory notes dated November 24, 2021, April 18, 2022 and May 23, 2022 were adjusted. As a result, the remaining total warrants outstanding (after previous exercises) of 307,463,8640 warrants increased to 2,514,514,989 warrants or an increase of 2,207,051,125 warrants. See Note 8 – Commitments and Contingencies. The Company calculated a deemed dividend at September 15, 2022 related to the triggering of the full ratchet anti-dilution provision of its outstanding warrants at incremental fair value in the amount of $5,388,467 which was recorded to retained earnings with an offset to additional paid in capital. See Note 4 – Debt.

From September 15, 2022 to September 29, 2022, a warrant holder exercised 61,628,308 cashless warrants at the reduced price of $0.0007 per share.

The following table summarizes stock warrant activity of the Company for the six months ended October 31, 2022:

	Stock Warrants Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Warrants	Price	Life (Years)	Value#

Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Expired	(1,500,000)	$-	-	$-
Issued	271,874,666	$0.0058	2.45	$38,500
Adjustment from total ratchet provision July 29, 2022	394,640,634	$0.0058	-	-
Exercised	(167,730,445)	-	-	-
Adjustment from total ratchet provision September 15, 2022	2,207,051,125	$0.0007	-	-
Outstanding, October 31, 2022	2,767,305,980	$0.001	3.82	$1,295,995
Exercisable, October 31, 2022	2,767,305,980	$0.001	3.82	$1,295,995

# Includes intrinsic value associated with anti-dilution ratchet issuances.

NOTE 6 – STOCK BASED COMPENSATION

The following table summarizes stock option activity of the Company for the year ended April 30, 2022:

	Stock Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,200,000	$0.05	3.21	$-
Outstanding, April 30, 2022	1,200,000	$0.05	2.21	$-
Exercisable, April 30, 2022	1,200,000	$0.05	2.21	$-

Stock Warrants

Effective October 26, 2020, 300,000 stock warrants at an exercise price of $0.30 per share expired.

Effective May 19, 2021, the Company granted 8,150,000 warrants to 13 key consultants, all of whom had made significant contributions to the Company over an extended period of time. All of the warrants to purchase shares, were vested fully on the grant date. The terms of the warrants are an exercise price of $0.07 per share and an expiration date of January 31, 2024.

The Company evaluated the issuance of the issued warrants in accordance with ASC 505-50, Equity Based Payments to Non-Employees, using the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrants was $98,781, which was recorded to stock compensation expense on the grant date of May 19, 2021.

The Company used the following assumptions in estimating fair value:

Stock Price	$0.0125
Exercise Price	$0.070
Expected Remaining Term	2.68 years
Volatility	302%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	0.01%

On November 24, 2021, in relation to a $315,000 Convertible Secured Promissory Note (See Note 3 Debt), the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 10,000,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 15,000,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 15,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.  Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 540,000 shares of common stock of the Company at an exercise price of $0.042 per share.  the Company issued the lender two warrants, (1) non-cancellable five (5) year term to acquire 10,000,000 shares of common stock of the Company at an exercise price of $0.035 per share and (2) cancellable five (5) year term to acquire 15,000,000 shares of common stock of the Company at an exercise price of $0.035 per share.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company allocated $145,947 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.  The warrant calculations used the following assumptions: The warrant calculations used the following assumptions: stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrant will be amortized over the one-year term of the Note.

On April 18, 2022, in relation to a $560,000 Convertible Secured Promissory Note (See Note 3 Debt), the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.  Additionally, the Company issued the lender’s broker representative a warrant with a five (5) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.03 per share.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company allocated $279,362 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.  The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%.

The following table summarizes stock warrant activity of the Company for the year ended April 30, 2022:

	Stock Warrants Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,500,000	$0.021	1.02	$-
Granted May 19, 2021	8,150,000	$0.07	2.72	$-
Granted November 24, 2021	25,540,000	$0.021	4.48	$-
Granted April 18, 2022	27,780,000	$0.021	3.82	$-
Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Exercisable, April 30, 2022	62,970,000	$0.027	3.85	$-